Property, Plant and Equipment - Summary of Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	$ 0.4	$ 2.0	$ 64.5
North America Fiber Cement
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	0.4	2.0	44.0
Asia Pacific Fiber Cement
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	0.0	0.0	15.0
Europe Building Products
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	$ 0.0	$ 0.0	$ 5.5